Summary of significant accounting policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of significant accounting policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)           Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels, (see Note 7 – Vessels, net and Note 21 – Subsequent events) to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least 12 months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. It should be noted that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims in this regard. In addition, the increased attacks in the Red Sea caused ships to avoid the use of the Red Sea and transits of the Suez Canal. Notwithstanding the foregoing, it is possible that these tensions and activities might eventually have an adverse impact on the Company’s business, financial condition, results of operations and cash flows. Interest rates have increased significantly as central banks in Europe, United States and other developed countries raise interest rates. The eventual implications of tighter monetary policy and potentially higher long-term interest rates may drive a higher cost of capital for the Company.

(b)         Principles of consolidation: The accompanying consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of the Republic of Marshall Islands, Liberia, Malta, Delaware, Cayman Islands, Hong Kong, British Virgin Islands, Luxemburg and Belgium from their dates of incorporation or from the date of acquiring control or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2023	2022	2021
Libra Shipping Enterprises Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Alegria Shipping Corporation(35)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Felicity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Gemini Shipping Corporation(14)	Former Vessel-Owning Company	Marshall Is.	1/01–2/07	1/01–12/31	1/01–12/31
Galaxy Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Palermo Shipping S.A.(14)	Former Vessel-Owning Company	Marshall Is.	1/01–2/07	1/01–12/31	1/01–12/31
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Hyperion Enterprises Inc. (54)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Surf Maritime Co.(12)	Navios Pollux	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01–12/31	1/01–12/31	1/01–12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Orbiter Shipping Corp.(57)	Navios Orbiter	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Golem Navigation Limited	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perigiali Navigation Limited(53)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ammos Shipping Corp.(40)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fairy Shipping Corporation (5)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Limestone Shipping Corporation (28)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Dune Shipping Corp.(13)	Former Vessel-Owning Company	Marshall Is.	1/01–2/21	1/01–12/31	1/01–12/31
Citrine Shipping Corporation(13)	Former Vessel-Owning Company	Marshall Is.	1/01–2/21	1/01–12/31	1/01–12/31
Cavalli Navigation Inc.	Former Vessel-Owning Company	Liberia	1/01–12/31	1/01–12/31	1/01–12/31
Seymour Trading Limited(2)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Goldie Services Company(34)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Oceanus Shipping Corporation(19)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Cronus Shipping Corporation	Protostar N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Leto Shipping Corporation(17)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Dionysus Shipping Corporation(4)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Prometheus Shipping Corporation(18)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Camelia Shipping Inc.(31)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Azalea Shipping Inc.(1)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Amaryllis Shipping Inc.(38)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Wenge Shipping Corporation(20)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Sunstone Shipping Corporation	Copernicus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Fandango Shipping Corporation	Unity N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Flavescent Shipping Corporation	Odysseus N	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Emery Shipping Corporation	Navios Gem	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Rondine Management Corp.	Navios Victory	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31

Prosperity Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Aldebaran Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01–12/31	1/01–12/31	1/01–12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	1/01–12/31	1/01–12/31	3/30–12/31
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	1/01–12/31	1/01–12/31	3/30–12/31
Olympia II Navigation Limited(12)	Navios Domino	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Pingel Navigation Limited(12)	Navios Delight	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Ebba Navigation Limited(12)	Navios Destiny	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Clan Navigation Limited(12)	Navios Devotion	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Sui An Navigation Limited(23)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Bertyl Ventures Co.	Navios Azure	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Silvanus Marine Company(12)	Navios Summer	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Anthimar Marine Inc.(12)	Navios Amarillo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Enplo Shipping Limited(12)	Navios Verde	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Morven Chartering Inc.(12)	Navios Verano (ex. Matson Oahu)	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Rodman Maritime Corp.(12)	Navios Spring	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Isolde Shipping Inc.(12)	Navios Indigo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Velour Management Corp.(12)	Navios Vermilion	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Evian Shiptrade Ltd.(12)	Matson Lanai	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Peran Maritime Inc.	Zim Baltimore	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Nefeli Navigation S.A.(12)	Navios Unison	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31

Chernava Marine Corp.	Navios Bahamas (ex. Bahamas)	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Proteus Shiptrade S.A.	Zim Carmel	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Vythos Marine Corp.(12)	Navios Constellation	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Vinetree Marine Company	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01–12/31	1/01–12/31	3/31–12/31
Cavos Navigation Co.	Navios Libra	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01–12/31	1/01–12/31	1/01–12/31
Bato Marine Corp.(32)	Navios Armonia	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Agron Navigation Company(21)	Navios Azalea	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Teuta Maritime S.A.(58)	Navios Altair	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Ambracia Navigation Company(12), (29)	Navios Primavera	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Artala Shipping Co.(55)	Navios Sakura	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	3/05–12/31
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	1/01–12/31	1/01–12/31	4/28–12/31
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	1/01–12/31	1/01–12/31	5/10–12/31
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	1/01–12/31	1/01–12/31	5/10–12/31
Morganite Shipping Corporation(12), (27)	Navios Meridian	Marshall Is.	1/01–12/31	1/01–12/31	6/01–12/31
Balder Maritime Ltd.(26)	Navios Koyo	Marshall Is.	1/01–12/31	1/01–12/31	6/04–12/31
Melpomene Shipping Corporation(50)	Sparrow (ex. Zim Sparrow)	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Urania Shipping Corporation(25)	Zim Eagle	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Terpsichore Shipping Corporation(8)	TBN I	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Erato Shipmanagement Corporation(6)	TBN II	Marshall Is.	1/01–12/31	1/01–12/31	6/23–12/31
Lavender Shipping Corporation(12), (7)	Navios Ray	Marshall Is.	1/01–12/31	1/01–12/31	6/30–12/31
Nostos Shipmanagement Corp.(12), (7)	Navios Bonavis	Marshall Is.	1/01–12/31	1/01–12/31	6/30–12/31
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	1/01–12/31	1/01–12/31	8/25–12/31

Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	1/01–12/31	1/01–12/31	8/25–12/31
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Amorgos Shipping Corporation(44)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Andros Shipping Corporation (43)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antikithira Shipping Corporation	Nave Equator	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antiparos Shipping Corporation(12)	Nave Atria	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antipaxos Shipping Corporation(39)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Crete Shipping Corporation	Nave Cetus	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Delos Shipping Corporation (45)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Ikaria Shipping Corporation(12)	Nave Aquila	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Ios Shipping Corporation	Nave Cielo	Cayman Islands	1/01–12/31	1/01–12/31	8/25–12/31
Iraklia Shipping Corporation	Bougainville	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kimolos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kithira Shipping Corporation	Nave Orbit	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kos Shipping Corporation(12)	Nave Bellatrix	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Leros Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Mytilene Shipping Corporation(12)	Nave Orion	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Samothrace Shipping Corporation(12)	Nave Pulsar	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Serifos Shipping Corporation	Nave Estella	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	1/01–12/31	1/01–12/31	8/25–12/31
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Thera Shipping Corporation	Nave Atropos	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31

Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Thasos Shipping Corporation	Nave Equinox	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01–12/31	1/01–12/31	8/25–12/31
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01–12/31	1/01–12/31	8/25–12/31
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	1/01–12/31	1/01–12/31	8/25–12/31
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Doxa International Corp.	Nave Electron	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Alkmene Shipping Corporation(38)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Dione Shipping Corporation(46)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Rhea Shipping Corporation(36)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Tzia Shipping Corporation (30)	Nave Celeste	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31

Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	1/01–12/31	8/25–12/31
Kleio Shipping Corporation(6)	TBN III	Marshall Is.	1/01–12/31	1/01–12/31	8/12–12/31
Polymnia Shipping Corporation(6)	TBN IV	Marshall Is.	1/01–12/31	1/01–12/31	8/12–12/31
Goddess Shiptrade Inc.(41)	Navios Astra	Marshall Is.	1/01–12/31	1/01–12/31	8/02–12/31
Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	1/01–12/31	1/01–12/31	7/09–12/31
Thalia Shipping Corporation(6)	TBN VII	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Muses Shipping Corporation(6)	TBN VIII	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Euterpe Shipping Corporation(8)	TBN VI	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Calliope Shipping Corporation(8)	TBN V	Marshall Is.	1/01–12/31	1/01–12/31	11/17-12/31
Karpathos Shipping Corporation(6)	TBN XV	Marshall Is.	1/01–12/31	6/22–12/31	—
Patmos Shipping Corporation(49)	TBN XVI	Marshall Is.	1/01–12/31	6/22–12/31	—
Tarak Shipping Corporation(6)	TBN X	Marshall Is.	1/01–12/31	4/26–12/31	—
Astrovalos Shipping Corporation(8)	TBN IX	Marshall Is.	1/01–12/31	4/26–12/31	—
Ithaki Shipping Corporation(6)	TBN XII	Marshall Is.	1/01–12/31	4/26–12/31	—
Gavdos Shipping Corporation(6)	TBN XI	Marshall Is.	1/01–12/31	4/26–12/31	—
Galera Management Company(56)	Navios Amethyst	Marshall Is.	1/01–12/31	6/24-12/31	—
Vatselo Enterprises Corp.(9), (12)	Navios Alegria	Marshall Is.	1/01–12/31	6/24-12/31	—
Thalassa Marine S.A.	Navios Galaxy II	Marshall Is.	1/01–12/31	7/29-12/31	—
Anafi Shipping Corporation(12)	Navios Sky	Marshall Is.	1/01–12/31	9/08-12/31	—
Asteroid Shipping S.A.	Navios Herakles I	Marshall Is.	1/01–12/31	7/29-12/31	—
Bulkinvest S.A.	Operating Company	Luxembourg	1/01–12/31	9/08-12/31	—
Cloud Atlas Marine S.A.	Navios Uranus	Marshall Is.	1/01–12/31	7/29-12/31	—
Corsair Shipping Ltd. (33)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/08-12/31	—
Ducale Marine Inc.	Navios Etoile	Marshall Is.	1/01–12/31	9/08-12/31	—
Faith Marine Ltd	Navios Altamira	Marshall Is.	1/01–12/31	9/08-12/31	—
Kleimar N.V.(37)	Operating Company/ Vessel Owning Company/Management Company	Belgium	1/01–12/31	9/08-12/31	—
Iris Shipping Corporation	N Amalthia	Marshall Is.	1/01–12/31	9/08-12/31	—
Moonstone Shipping Corporation (42)	Former Vessel-Owning Company	Marshall Is.	1/01–12/31	9/08-12/31	—
NAV Holdings Limited	Sub-Holding Company	Malta	1/01–12/31	9/08-12/31	—
Navios International Inc.	Operating Company	Marshall Is.	1/01–12/31	7/29-12/31	—
Veja Navigation Company	Sub-Holding Company	Marshall Is.	1/01–12/31	9/08-12/31	—
Vernazza Shiptrade Inc. (12)	Navios Canary	Marshall Is.	1/01–12/31	9/08-12/31	—
White Narcissus Marine S.A. (12), (37)	Navios Asteriks	Marshall Is.	1/01–12/31	9/08-12/31	—
Talia Shiptrade S.A.	Navios Magellan II	Marshall Is.	1/01–12/31	7/29-12/31	—
Shikhar Ventures S.A. (12)	Navios Stellar	Liberia	1/01–12/31	9/08-12/31	—
Opal Shipping Corporation	Rainbow N	Marshall Is.	1/01–12/31	9/08-12/31	—
Pharos Navigation S.A. (12)	Navios Phoenix	Marshall Is.	1/01–12/31	9/08-12/31	—
Pueblo Holdings Ltd. (12)	Navios Lumen	Marshall Is.	1/01–12/31	9/08-12/31	—
Red Rose Shipping Corp.	Navios Bonheur	Marshall Is.	1/01–12/31	9/08-12/31	—
Rider Shipmanagement Inc.	Navios Felicity I	Marshall Is.	1/01–12/31	7/29-12/31	—
Roselite Shipping Corporation (12)	Navios Corali	Marshall Is.	1/01–12/31	9/08-12/31	—
Rumer Holding Ltd. (12)	Navios Antares	Marshall Is.	1/01–12/31	9/08-12/31	—
Jasmine Shipping Corporation	N Bonanza	Marshall Is.	1/01–12/31	9/08-12/31	—
Highbird Management Inc.	Navios Celestial	Marshall Is.	1/01–12/31	9/08-12/31	—
Kastelorizo Shipping Corporation(49)	TBN XIII	Marshall Is.	1/01–12/31	10/19–12/31	—
Elafonisos Shipping Corporation(49)	TBN XIV	Marshall Is.	1/01-12/31	10/19–12/31	—
Koufonisi Shipping Corporation (12), (48)	Navios Felix	Marshall Is.	1/01–12/31	11/11–12/31	—
Ziggy Shipping Limited (51)	TBN XVII	Marshall Is.	1/03-12/31	—	—
Gatsby Maritime Company (22)	TBN XVIII	Marshall Is.	1/03-12/31	—	—
Atokos Shipping Corporation (12), (15)	Navios Horizon I	Marshall Is.	7/18-12/31	—	—
Kastos Shipping Corporation(52)	TBN XXVI	Marshall Is.	5/24-12/31	—	—
Ereikousa Shipping Corporation(22)	TBN XXV	Marshall Is.	5/24-12/31	—	—
Othonoi Shipping Corporation(22)	TBN XXIII	Marshall Is.	7/18-12/31	—	—
Mathraki Shipping Corporation(22)	TBN XXIV	Marshall Is.	7/18-12/31	—	—
Chalki Shipping Corporation(47)	TBN XX	Marshall Is.	5/31-12/31	—	—
Pserimos Shipping Corporation(52)	TBN XIX	Marshall Is.	5/31-12/31	—	—
Polyaigos Shipping Corporation(47)	TBN XXI	Marshall Is.	7/04-12/31	—	—
Trikeri Shipping Corporation(47)	TBN XXII	Marshall Is.	7/04-12/31	—	—
Makri Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Meganisi Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Despotiko Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—
Nisyros Shipping Corporation	Operating Company	Marshall Is.	9/05-12/31	—	—

(1)	The vessel was sold on August 13, 2021 (see Note 7 – Vessels, net).

(2)	The vessel was sold on October 29, 2021 (see Note 7 – Vessels, net).

(3)	The vessel was acquired on July 9, 2021 (see Note 7 – Vessels, net).

(4)	The vessel was sold on August 16, 2021 (see Note 7 – Vessels, net).

(5)	The vessel was sold on September 12, 2022 (see Note 7 – Vessels, net).

(6)	Expected to be delivered by the second half of 2024.

(7)	The vessels were acquired on June 30, 2021 (see Note 7 – Vessels, net).

(8)	Expected to be delivered by the first half of 2024.

(9)	The vessel was acquired on December 14, 2022 (see Note 7 – Vessels, net).

(10)	The vessels were delivered on May 28, 2021 and June 10, 2021 (see Note 20 – Leases).

(11)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(12)	Vessels under the sale and leaseback transaction (see Note 11 – Borrowings).

(13)	The company was dissolved on February 21, 2023.

(14)	The company was dissolved on February 7, 2023.

(15)	The vessel was acquired on October 16, 2023 (see Note 7 – Vessels, net).

(16)	The vessels were acquired on March 30, 2021 (see Note 7 – Vessels, net).

(17)	The vessel was sold on January 13, 2021 (see Note 7 – Vessels, net).

(18)	The vessel was sold on January 28, 2021 (see Note 7 – Vessels, net).

(19)	The vessel was sold on February 10, 2021 (see Note 7 – Vessels, net).

(20)	The vessel was sold on March 25, 2021 (see Note 7 – Vessels, net).

(21)	The vessel was acquired on November 17, 2022 (see Note 7 – Vessels, net).

(22)	Expected to be delivered by the first half of 2026.

(23)	The vessel was sold on July 31, 2021 (see Note 7 – Vessels, net).

(24)	The vessels were acquired on May 10, 2021 (see Note 7 – Vessels, net).

(25)	The vessel was delivered on January 25, 2024 (see Note 21 – Subsequent events).

(26)	The vessel was acquired on June 4, 2021 (see Note 7 – Vessels, net).

(27)	The vessel was acquired on February 5, 2023 (see Note 7 – Vessels, net).

(28)	The vessel was sold on September 21, 2022 (see Note 7 – Vessels, net).

(29)	The vessel was acquired on July 27, 2022 (see Note 7 – Vessels, net).

(30)	The vessel was delivered on July 5, 2022 (see Note 20 – Leases).

(31)	The vessel was sold on November 17, 2022 (see Note 7 – Vessels, net).

(32)	The vessel was acquired on September 21, 2022 (see Note 7 – Vessels, net).

(33)	The vessel was sold on October 14, 2022 (see Note 7 – Vessels, net).

(34)	The vessel was sold on October 25, 2022 (see Note 7 – Vessels, net).

(35)	The vessel was sold on November 14, 2022 (see Note 7 – Vessels, net).

(36)	The vessel was sold on December 23, 2022 (see Note 7 – Vessels, net).

(37)	The vessel is owned 50% by White Narcissus Marine S.A. and 50% by Kleimar N.V.

(38)	The vessel was sold on January 26, 2023 (see Note 7 – Vessels, net).

(39)	The vessel was sold on January 17, 2023 (see Note 7 – Vessels, net).

(40)	The vessel was sold on February 7, 2023 (see Note 7 – Vessels, net).

(41)	The vessel was acquired on September 13, 2022 (see Note 7 – Vessels, net).

(42)	The vessel was sold on February 3, 2023 (see Note 7 – Vessels, net).

(43)	The vessel was sold on January 24, 2023 (see Note 7 – Vessels, net).

(44)	The vessel was sold on January 9, 2023 (see Note 7 – Vessels, net).

(45)	The vessel was sold on March 3, 2023 (see Note 7 – Vessels, net).

(46)	The vessel was sold on July 7, 2023 (see Note 7 – Vessels, net).

(47)	Expected to be delivered by the first half of 2027.

(48)	The vessel was acquired on March 6, 2023 (see Note 7 – Vessels, net).

(49)	Expected to be delivered by the first half of 2025.

(50)	The vessel was delivered on November 9, 2023 (see Note 7 – Vessels, net).

(51)	Expected to be delivered by the second half of 2025.

(52)	Expected to be delivered by the second half of 2026.

(53)	The vessel was sold on October 12, 2023 (see Note 7 – Vessels, net).

(54)	The vessel was sold on December 18, 2023 (see Note 7 – Vessels, net).

(55)	The vessel was delivered on April 27, 2023 (see Note 7 – Vessels, net).

(56)	The vessel was delivered on June 21, 2023 (see Note 7 – Vessels, net).

(57)	The vessel was sold on March 4, 2024 (see Note 21 – Subsequent events).

(58)	The vessel was delivered on March 29, 2023 (see Note 7 – Vessels, net).

During the fourth quarter of 2023, the Company completed the sale of the inactive entities (former vessel-owning entities) of Aphrodite Shipping Corporation, Zaffre Shipping Corporation, Anthos Shipping Inc. and Wave Shipping Corp.. The four entities were included in the consolidated financial statements of 2021, 2022 and until the fourth quarter of 2023 (see Note 17 – Transactions with related parties and affiliates).

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of Navios Partners, Navios Containers (as defined herein) is included as affiliate and is accounted for under the equity method. Following the completion of the NMCI Merger (as defined herein), as of March 31, 2021, Navios Containers (as defined herein) was acquired by Navios Partners and ownership was 100% (see Note 17 – Transactions with related parties and affiliates and Note 3 – Acquisition of Navios Containers and Navios Acquisition).

(c)           Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to expected future cash flows from long-lived assets to support impairment tests. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)       Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)        Restricted Cash: Restricted cash consists of amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Partners' credit facilities and financial liabilities.

(f)        Other investments: Other investments consist of time deposits with original maturities of greater than three months and less than 12 months. As of December 31, 2023 and December 31, 2022, other investments amounted to $47,000 and $0, respectively.

(g)      Accounts Receivable, Net: Accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage, net of any allowance for receivables deemed uncollectible. Accounts receivable are recorded when the right to consideration becomes unconditional. The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowance for receivables deemed uncollectible primarily based on the aging of such balances and any amounts in dispute.

Credit Losses Accounting

On January 1, 2020, the Company adopted Accounting Standards Update 2016-13, “Financial Instruments - Credit Losses” (“ASC 326”), which requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade accounts receivable. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as allowance for credit losses in the Consolidated Statements of Operations.

The adoption of ASC 326 primarily impacted trade accounts receivable recorded on the Consolidated Balance Sheets. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status. The Company also considers customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data.

The Company assessed that any impairment of accounts receivable arising from operating leases, i.e. time charters, should be accounted in accordance with ASC 842, and not in accordance with Topic 326. Impairment of accounts receivable arising from voyage charters, which are accounted in accordance with ASC 606, are within the scope of Subtopic 326 and must therefore, be assessed for expected credit losses. The allowance for credit losses was $0, $2,990 and $2,990 as of each of December 31, 2023, 2022 and 2021, respectively.

No allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date were on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed. No allowance was recorded on insurance claims as of each of December 31, 2023, 2022 and 2021.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. For credit losses accounting on the Company’s financial assets please refer above.

(h)          Inventories: Inventories comprised of (i) bunkers (when applicable) and (ii) lubricants and stock provisions on board of the vessels as of the balance sheet date, and are stated at the lower of cost or net realizable value. The cost is determined primarily by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

(i)         Vessels, Net: Vessels are stated at historical cost, which consists of the contract price and pre-delivery costs incurred during the construction and delivery of newbuildings, including capitalized interest, and any material expenses incurred upon acquisition (improvements and delivery expenses) of second hand vessels. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. The fair value of the vessels is determined based on vessel valuations, from independent third party shipbrokers. Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying Consolidated Statements of Operations. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of the Company’s drybulk, containerships and tankers based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods. The estimated scrap rate used to calculate the vessel’s scrap value is $340 per LWT as of each of December 31, 2023 and 2022.

Management estimates the useful life of the Company’s vessels to be 25 years for drybulk and tanker vessels and 30 years for the containerships, respectively from the original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(j)          Deposits for vessels acquisitions: Deposits for vessels acquisitions include (i) amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels (See Note 15 – Commitments and contingencies); (ii) pre-delivery expenses and related costs provided under the Company’s existing agreements with the Managers (See Note 17 – Transactions with related parties and affiliates) and (iii) capitalized interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use). Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Interest expense incurred on deposits for vessels acquisitions for the years ended December 31, 2023, 2022 and 2021 amounted to $19,457, $6,537 and $966, respectively, and was initially capitalized under the caption“Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

(k)         Assets Held for Sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the vessel (disposal group); the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale. On October 14, 2022, Navios Partners completed the sale of the Navios Ulysses, a 2007-built Ultra-Handymax vessel of 55,728 dwt, classified as held for sale upon her acquisition by Navios Holdings (see Note 2(l) – Summary of significant accounting policies), to an unrelated third party, for a net sales price of $13,965. No assets were classified as held for sale as of each of December 31, 2023 and 2022.

(l)          Asset Acquisitions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction is a purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with Topic 805, Business Combinations, the Company first evaluates whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (Step one). If that threshold is met, the set of assets and activities is not a business. If the threshold is not met, the Company evaluates whether the set meets the definition of a business (Step two). To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition date fair values. For asset acquisitions, the net assets acquired should be measured following a cost accumulation and allocation model under which the cost of the acquisition is allocated on a relative fair value basis to the qualifying assets acquired. Transaction costs associated with asset acquisitions are capitalized.

On July 26, 2022, the Company entered into a share purchase agreement to acquire a 36-vessel drybulk fleet for a purchase price of $835,000 including the assumption of bank liabilities, bareboat obligations and finance leasing obligations, subject to debt and working capital adjustments, from Navios Holdings. The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale. On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.

The Company performed an assessment, as defined under ASC 805, Business Combinations, and concluded that the acquisition of the 36-vessel drybulk fleet is an asset acquisition. The consideration paid amounted to $370,638 and is presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows including working capital balances of $(37,016) in accordance with the share purchase agreement of which an amount of $9,862 related to cash and cash equivalents and restricted cash and is presented under the caption “Cash acquired from acquisitions” in the Consolidated Statements of Cash Flows. The fair value of net assets acquired compared to the cost of consideration resulted in an excess value of $217,161 that was allocated to qualifying assets on a relative fair value basis. The qualifying assets were the vessels held and used, leases (finance and operating lease assets) and intangible assets.

Vessels held and used acquired as part of an asset acquisition are recorded at fair value, which is determined based on vessel valuations, obtained from independent third party shipbrokers which are, among other things, based on recent sales and purchase transactions of similar vessels.

When a vessel along with the current charter contract is acquired where the Company acts as a lessor as part of asset acquisition, intangible assets and unfavorable lease terms are recorded at fair value. The fair value of the favorable and unfavorable lease terms (intangible assets and liabilities) is determined by reference to market data and the discounted amount of expected future cash flows. The key assumptions that were used in the discounted cash flow analysis for the assets acquired from Navios Holdings were as follows: (i) the contracted charter rate of the acquired charter over the remaining lease term compared to the current market charter rates for a similar contract and (ii) discounted using the Company’s relevant discount factor of 11.32%.

For acquired leases as part of an asset acquisition, where the Company is a lessee, the Company has elected to reassess classification. The Company recognizes the right-of-use assets for operating and finance leases acquired at the same amount as the lease liability, adjusted to reflect favorable and unfavorable terms of the lease when compared with market terms.

(m)        Impairment of Long Lived Assets: Vessels, other fixed assets and other long lived assets held and used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Partners’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. Navios Partners determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating the carrying values of long-lived assets, certain indicators of potential impairment, are reviewed such as obsolesce or significant damages to the vessel, vessel sales and purchases, business plans, overall market conditions and market economic outlook.

Undiscounted projected net operating cash flows are determined for each asset group, for which impairment indicators are present, and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs, ballast water treatment system costs, exhaust gas cleaning system costs and other capitalized items, if any, related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to the current market rates. The loss recognized either on impairment or on disposition will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

Undiscounted projected net operating cash flow analysis is performed by considering various assumptions regarding the charter revenues from existing time charters for the fixed fleet days (Navios Partners’ remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates for the first year and ten-year average historical one-year time charter rates for the remaining period), over the remaining economic life of each vessel, net of brokerage and address commissions, and excluding days of scheduled off-hires, scheduled dry-dockings or special surveys, scrap values, the use or probability of sale of each vessel, vessel operating expenses as determined by the Management Agreements (as defined herein) in effect until January 1, 2025 and thereafter assuming an annual increase of 3.0% every second year and utilization rate based on the fleet's historical performance.

(n)         Deferred Drydock and Special Survey Costs: Navios Partners' vessels are subject to regularly scheduled drydocking and special surveys which are generally carried out every 30 or 60 months, depending on the assets’ ages to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The cost of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For the years ended December 31, 2023, 2022 and 2021, the amortization expense was $43,321, $28,917 and $16,143, respectively, and is presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations.

(o)          Deferred Finance Costs: Deferred finance costs include: (i) fees paid associated with obtaining credit facilities and financial liabilities or refinancing existing ones accounted for as loan modification, which are deferred and are presented as a deduction from the corresponding liability in the Consolidated Balance Sheets. These costs are amortized over the life of the related credit facility and financial liability using the effective interest rate method, and are presented under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Operations; (ii) fees paid associated with obtaining credit facilities and financial liabilities to finance the acquisition of newbuilding vessels, remained undrawn at the balance sheet date, which are deferred and are presented under the caption “Other long-term assets” in the Consolidated Balance Sheets. The amortization of such costs, calculated using the straight-line method until the end of vessel’s construction period, is capitalized to the vessel’s cost. Unamortized fees relating to credit facilities and financial liabilities repaid or refinanced and accounted for as debt extinguishment are written off in the period the repayment, prepayment or extinguishment is made and included in the determination of gain or loss on debt extinguishment. Amortization and write-off of deferred finance costs, including amortization of debt discount, for each of the years ended December 31, 2023, 2022 and 2021 were $7,188, $5,349 and $3,741, respectively and are presented under the caption “Amortization and write-off of deferred finance costs and discount” in the Consolidated Statements of Cash Flows.

(p)         Intangible Assets and Unfavorable Lease Terms: Navios Partners' intangible assets and liabilities consist of favorable and unfavorable lease terms. When an asset along with the current charter contract are acquired as part of a business combination and/or asset acquisition, intangible assets and unfavorable lease terms are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires Navios Partners to make significant assumptions and estimates of many variables including market charter rates, contracted charter rates, remaining duration of the charter agreements, the level of utilization of its vessels and its relevant discount rate.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense/ income is included under the captions “Depreciation and amortization of intangible assets” and “Amortization of unfavorable lease terms”, respectively in the Consolidated Statements of Operations.

The amortizable value of favorable leases would be considered impaired if their carrying values could not be recovered from the future undiscounted cash flows associated with the assets. As of December 31, 2023 and 2021, the management of the Company, has considered various indicators and concluded that events and circumstances did not trigger the existence of potential impairment of its intangible assets and that a recoverability test was not required as described in paragraph (m) above. As of December 31, 2022, the management of the Company, after considering various indicators, performed an impairment test, which included intangible assets as described in paragraph (m) above. As of December 31, 2023, 2022 and 2021 there was no impairment of intangible assets.

(q)         Foreign Currency Translation: Navios Partners' functional and reporting currency is the U.S. Dollar. Navios Partners engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Partners' wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Statements of Operations. The foreign currency gains/ (losses) recognized in the accompanying Consolidated Statements of Operations under the captions “Other income” or “Other expense”, for each of the years ended December 31, 2023, 2022 and 2021 were not material for any of these periods.

(r)         Provisions: Navios Partners, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred as of the balance sheet date and the likelihood of loss was probable and the amount of the loss can be reasonably estimated. If Navios Partners has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Partners will accrue the lower amount of the range.

Navios Partners, through the Management Agreements (as defined herein), participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

(s)        Segment Reporting: Navios Partners reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or vessel type. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.

(t)             Revenue and Expense Recognition:

Revenue from time chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $1,149,240, $1,064,642 and $669,185 for the years ended December 31, 2023, 2022 and 2021, respectively.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer's cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $107,412, $69,075 and $25,199 for the years ended December 31, 2023, 2022 and 2021, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases under the scope of ASC 842 and is recognized for the applicable period when collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $50,161, $74,344 and $17,982 for the years ended December 31, 2023, 2022 and 2021, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or semi-annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit sharing revenue amounted to $76, $2,467 and $809 for the years ended December 31, 2023, 2022 and 2021, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Deferred Revenue and Cash Received in Advance: Deferred revenue primarily relates to cash received from charterers prior to it being earned and the straight-line amortization of the containerships and tankers charters with de-escalating rates. These amounts are recognized as revenue over the voyage or charter period.

Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter and voyage expenses are provisions for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.

Direct Vessel Expenses: Direct vessel expenses comprise the amortization related to drydocking and special survey costs of certain vessels of Navios Partners' fleet and certain extraordinary fees and costs, pursuant to the terms of the Management Agreements (as defined herein).

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

Vessel operating expenses: Pursuant to the management agreement (the “Management Agreement”), the Manager, provided commercial and technical management services to Navios Partners’ vessels. For a detailed discussion of vessel operating expenses please see Note 17 – Transactions with related parties and affiliates.

General and administrative expenses: Pursuant to the administrative services agreement (the “Administrative Services Agreement”), the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For a detailed discussion of general and administrative expenses please see Note 17 – Transactions with related parties and affiliates.

(u)          Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, other investments, trade receivables and payables, other receivables and other liabilities, long-term debt, financial liabilities and lease liabilities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: Navios Partners' activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: Navios Partners closely monitors its credit exposure to customers and counter-parties for credit risk. Navios Partners has entered into the Management Agreements (as defined herein) with the Managers, pursuant to which the Managers agreed to provide commercial and technical management services to Navios Partners. When negotiating on behalf of Navios Partners' various vessel employment contracts, the Managers have policies in place to ensure that they trade with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject Navios Partners to concentrations of credit risk are accounts receivable and cash and cash equivalents. Navios Partners does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows. See Note 5 – Accounts receivable, net

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and financial liabilities and the ability to close out market positions. Navios Partners monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations.

(v)          Cash Distribution: As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash (as defined herein) with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.

Available Cash: Generally means, for each fiscal quarter, all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by the Board of Directors to:

•	provide for the proper conduct of the business (including reserve for maintenance and replacement capital expenditures);

•	comply with applicable law, any of Navios Partners' debt instruments, or other agreements; or

•	provide funds for distributions to the unitholders and to the general partner for any one or more of the next four quarters;

•	plus all cash on hand on the date of determination of Available Cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under any revolving credit or similar agreement used solely for working capital purposes or to pay distributions to partners.

Available Cash is a quantitative measure used in the publicly traded partnership investment community to assist in evaluating a partnership's ability to make quarterly cash distributions. Available Cash is not required by U.S. GAAP and should not be considered a substitute for net income, cash flow from operating activities and other operations or cash flow statement data prepared in accordance with accounting principles generally accepted in the United States or as a measure of profitability or liquidity.

Cash distributions are recorded in the Company's financial statements in the period in which they are declared. Navios Partners paid $6,160, $6,163 and $4,615 to its unitholders of common and general partnership units during the years ended December 31, 2023, 2022 and 2021, respectively.

Maintenance and Replacement Capital Expenditures: Maintenance and replacement capital expenditures are those capital expenditures required to maintain over the long-term the operating capacity of or the revenue generated by Navios Partners' capital assets, and expansion capital expenditures are those capital expenditures that increase the operating capacity of or the revenue generated by the capital assets. To the extent, however, that capital expenditures associated with acquiring a new vessel increase the revenues or the operating capacity of the Company’s fleet, those capital expenditures would be classified as expansion capital expenditures. As of December 31, 2023, 2022 and 2021, maintenance and replacement capital expenditures reserve approved by the Board of Directors was $224,080, $244,589 and $83,147, respectively.

(w)          Stock-based compensation: In February 2019, December 2019, December 2018 and December 2017, Navios Partners granted restricted common units to its directors and officers, which are based solely on service conditions and vest over four years each, respectively. Following the NNA Merger (as defined herein), Navios Partners assumed the restricted common units granted in December 2018 and December 2017 to directors and officers of Navios Maritime Acquisition Corporation (“Navios Acquisition”), which are based solely on service conditions and vest over four years each, respectively. Upon the NNA Merger (as defined herein), the unvested restricted common units were 11,843 after exchange on a 1 to 0.1275 basis. The fair value of restricted common units is determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger (as defined herein). Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period.

Navios Partners vested 1,001, 29,216 and 61,626 restricted common units during the years ended December 31, 2023, 2022 and 2021, respectively. See Note 13 – Repurchases and issuance of units.

(x)        Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. Under the laws of Marshall Islands, Liberia, Cayman Islands, Hong Kong, British Virgin Islands, Panama and Belgium, the countries of the vessel-owning subsidiaries’ incorporation and/or vessels’ registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been presented under the caption “Other expense” in the Consolidated Statements of Operations.

(y)         Earnings/(Losses) Per Unit: Basic earnings/(losses) per unit is computed by dividing net income/(loss) attributable to Navios Partners’ common unitholders by the weighted average number of common units outstanding during the periods presented. Diluted earnings per unit reflect the potential dilution that would occur if securities or other contracts to issue common units were exercised or converted. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units.

(z)          Guarantees: An asset for the fair value of a right undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition of the asset, financial statement disclosures of their terms are made.

(aa)      Leases for Lessors: Vessel leases where Navios Partners is regarded as the lessor are classified as either operating leases or sales type/ direct financing leases, based on an assessment of the terms of the lease. All Company’s leases, for which the Company acts as lessor, are classified as operating leases.

For charters classified as operating leases where Navios Partners is regarded as the lessor, see Note 2(t) – Summary of significant accounting policies.

(bb)         Leases for Lessees: Vessel leases, where Navios Partners is regarded as the lessee, are classified as either operating leases or finance leases, based on an assessment of the terms of the lease. According to the provisions of ASC 842-20-30-1, at the commencement date, the Company shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: (i) the amount of the initial measurement of the lease liability; (ii) any lease payments made to the lessor at or before the commencement date, minus any lease incentives received; and (iii) any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for operating leases at the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements. Amounts attributable to leasehold improvements are presented separately from the related right-of-use asset. In cases of operating lease agreements that meet the definition of ASC 842 for a short-term lease (the lease has a lease term of 12 months or less) and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise, the Company makes the short-term lease election at the commencement date and does not recognize a lease liability or right-of-use asset on its balance sheet but, recognizes lease payments on a straight-line basis over the lease term. For charters classified as operating leases, lease expense is recognized on a straight line basis over the rental periods of such charter agreements and is included under the caption “Time charter and voyage expenses” in the Consolidated Statements of Operations.

After lease commencement, the Company measures the lease liability for finance leases by increasing the carrying amount to reflect interest on the lease liability and reducing the carrying amount to reflect the lease payments made during the period. The right-of-use asset is amortized from the lease commencement date to the remaining useful life of the underlying asset since the Company has either the obligation or is reasonably certain to exercise its option to purchase the underlying asset. For finance leases, interest expense is determined using the effective interest method and is included under the caption “Interest expense and finance cost, net” in the Consolidated Statements of Operations, whereas amortization on the right-of-use asset is recognized on a straight line basis over the useful life of such asset and is included under the caption “Depreciation and amortization of intangible assets” in the Consolidated Statements of Operations.

In cases of the termination of a lease that results from the purchase of an underlying asset during the lease term, the Company recognizes any difference between the purchase price and the carrying amount of the lease liability immediately before the purchase as an adjustment of the carrying amount of the asset.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the buyer, and the buyer would need to obtain substantially all the benefits from the use of the asset.

Lease assets used by Navios Partners are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Measurement of the impairment loss is based on the fair value of the lease asset, which is determined: (a) by calculating the operating lease asset’s discounted projected net operating cash flows based on management estimates and assumptions by making use of available market and company data and (b) on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis of the finance lease asset. In evaluating carrying values of operating and finance lease assets, certain indicators of potential impairment are reviewed, such as obsolesce or significant damage to the asset, business plans, overall market conditions and market economic outlook.

When the impairment indicators are present for any bareboat/time chartered-in vessel, the Company calculates the sum of the undiscounted projected net operating cash flows for such vessel and compares it to its carrying value (the “recoverability test”). Undiscounted projected net operating cash flow analysis is determined by considering various assumptions regarding the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter-out agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on an average historical time charter-out rates) over the remaining lease term/ economic life of right-of-use assets under operating and finance leases, respectively, net of brokerage and address commissions excluding days of scheduled off-hires (for the bareboat/time chartered-in vessels), scheduled dry-dockings or special surveys, scrap values, vessel operating expenses in accordance with the terms of Management Agreements (as defined herein) in effect until January 1, 2025 and thereafter assuming an annual increase of 3.0% every second year for the bareboat/time chartered-in vessels and utilization rate based on the fleet's historical performance. If the recoverability test indicates that impairment loss should be recognized, the determination of the lease asset’s fair value using discounted projected net operating cash flows requires the determination of the Company’s relevant discount factor.

(cc)            Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements). A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(dd)           Other Comprehensive Income:  The Company follows the provisions of ASC 220, “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Partnership has no such transactions which affect other comprehensive income and accordingly, for the years ended December 31, 2023, 2022 and 2021, comprehensive income equaled net income.

(ee)           Recent Accounting Pronouncements - Adopted: As of December 31, 2023, the Company has elected one of the optional expedients provided in the ASU 2020-04 Reference Rate Reform and its update that allows entities with contract modifications within the scope of Topic 470, for which the terms that are modified solely relate to directly replacing, or having the potential to replace a reference rate with another interest rate index, to account for the modification that meets the scope of paragraphs 848-20-15-2 through 15-3 as if the modification was not substantial. That is, the original contract and the new contract shall be accounted for as if they were not substantially different from one another, and the modification shall not be accounted for in the same manner as a debt extinguishment. As of December 31, 2023, the Company has entered into certain amendments in the existing loan agreements in order to replace the reference rate from LIBOR to Secured Overnight Financing Rate (“SOFR”). The Company will continue to evaluate the potential impact of adopting the standards on its consolidated financial statements.